Consolidated Statement Of Cash Flows Statement - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash provided by (used in) Operating activities
Net loss for the year	$ (78,202)	$ (6,748)
Charges (credits) not involving cash
Amortization of property and equipment	8,331	8,828
Unrealized foreign exchange loss (gain)	1,341	(3,295)
Amortization of deferred financing fees	3,628	4,992
Accretion on tangible benefit obligation	420	539
Share-based compensation	1,354	2,950
Deferred share units expensed	244	0
Write-down of term facility unamortized issue costs	7,641	0
Accretion expense	3,098	2,276
Change in fair value of embedded derivative	(7,185)	(11,251)
Deferred tax recovery	(1,936)	(675)
Write-down of acquired and library content	12,928	3,402
Write-down of investment in film and television programs	24,217	7,566
Impairment of intangible assets	67,726	1,059
Gain on sale of assets	(6,499)	0
Net investment in film and television programs (note 23)	9,274	4,471
Net change in non-cash balances related to operations (note 23)	(30,602)	(32,012)
Cash provided by operating activities	44,529	13,364
Financing activities
Common shares issued, net of withholding taxes	815	228
Dividends	0	(10,315)
(Repayment of) proceeds from bank indebtedness	(16,350)	16,350
Repayment of interim production financing	(1,235)	(7,541)
Distributions to non-controlling interests	(26,657)	(12,190)
Payment of debt issue costs	0	(539)
Decrease in cash held in trust	0	239,877
Proceeds on sale of interest in a subsidiary, net of cash fees paid (note 16)	218,088	0
Repayment of long-term debt and obligations under finance leases	(229,992)	(236,763)
Cash used in financing activities	(55,331)	(10,893)
Investing activities
Business acquisitions, net of cash acquired	(2,696)	(7,641)
Proceeds on sale of assets, net of transaction costs	12,592	0
Acquisition of property and equipment	(1,247)	(2,426)
Acquisition of intangible assets	(4,252)	(8,539)
Cash provided by (used in) investing activities	4,397	(18,606)
Effect of foreign exchange rate changes on cash	(146)	542
Net change in cash during the year	(6,551)	(15,593)
Cash - Beginning of the year	46,550	62,143
Cash - End of the year	39,999	46,550
Intangible Assets
Charges (credits) not involving cash
Amortization of intangible assets and Amortization of acquired and library content	14,320	15,346
Acquired and library content
Charges (credits) not involving cash
Amortization of intangible assets and Amortization of acquired and library content	14,431	15,916
Write-down of acquired and library content	$ 12,928	$ 3,402